Related Party Transactions and Balances (Tables)	12 Months Ended
Sep. 30, 2023
Related Party Transactions and Balances [Abstract]
Schedule of Transactions Due to Related Parties	The following entities are considered to be related parties to the Group. The related parties mainly act as service providers and service recipients to the Group. The Group is not obligated to provide any type of financial support to these related parties.
Related Party	Relationship with the Group
Wangxiancai Limited	An entity controlled by the legal representative and executive director of one of the former subsidiaries. The subsidiary was disposed of on October 31, 2023 and Wangxiancai Limited was no longer a related party of the Group since then
Key Space (S) Pte Ltd (“Key Space”)	An entity controlled by certain shareholders of the Group
Mr. Qu Chengcai	Chief Executive Officer
Mr. Sun Zhichen	Chief Financial Officer

Schedule of Transactions Due to Related Parties	The balance due to related parties represented borrowings from Key Space which were due within 12 months from borrowing. Details are as follows:
	As of September 30,
	2022	2023
Key Space	4,065	4,495

	4,065	4,495